Equity (Details) - Schedule of stock option assumptions - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Equity (Details) - Schedule of stock option assumptions [Line Items]
Expected option term (years)	5 years 6 months	5 years 6 months	5 years 6 months
Employee Stock
Equity (Details) - Schedule of stock option assumptions [Line Items]
Dividend yield	0.00%	0.00%	0.00%
Weighted average grant date fair value (in Dollars per share)	$ 4,240	$ 9,750	$ 7,420
Risk-free interest rate	4.20%
Expected share price volatility	61.80%
Employee Stock | Minimum [Member]
Equity (Details) - Schedule of stock option assumptions [Line Items]
Risk-free interest rate	3.60%	4.10%
Expected share price volatility		61.00%	60.30%
Employee Stock | Maximum [Member]
Equity (Details) - Schedule of stock option assumptions [Line Items]
Risk-free interest rate		4.70%	3.90%
Expected share price volatility		61.20%	61.40%